Subsequent Events (Details) (USD $)	1 Months Ended
Nov. 14, 2013
Weighted Average Exercise Price, warrants granted (Subsequent Period)	$ 2.00
Weighted Average Exercise Price, warrants granted (Subsequent Period)2	$ 0.01
Subsequent Event
Shares issued upon exercise of warrants	3,573,871
Proceeds from exercise of warrants	$ 10,631,913
Warrants granted (Subsequent Period)	200,000
Warrants granted (Subsequent Period)2	150,000
Shares agreed to be issued, for services rendered or to be rendered	100,000
Shares issued to consultants	170,000
Value of shares issued for services	$ 544,000